UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06515
Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2010
Date of reporting period: July 31, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ July 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN				COUPON		MATURITY
THOUSANDS				RATE		DATE	VALUE

			Foreign Government & Corporate Bonds (25.6%)

			Argentina (0.5%)
			Foreign Government Obligations
	$1,472		Argentina Bonos	0.677	(a)%	08/03/12	$345,920
	244		Argentina Government International Bond (b)	8.28		12/31/33	190,411

			Total Argentina				536,331

			Australia (0.2%)
			Government Guaranteed Non-U.S.
	250		National Australia Bank Ltd. (144A) (c)	3.375		07/08/14	264,260

			Bermuda (0.2%)
			Satellite Telecommunication
	154		Intelsat Bermuda Ltd. (d)	11.50		02/04/17	164,076

			Brazil (2.1%)
			Foreign Government Obligations
	160		Banco Nacional de Desenvolvimento Economico e Social (144A) (c)	5.50		07/12/20	167,600
	250		Banco Nacional de Desenvolvimento Economico e Social (144A) (c)	6.369		06/16/18	277,812
BRL	724		Brazil Notas do Tesouro Nacional Serie F	10.00		01/01/17	379,673
	$140		Brazilian Government International Bond (b)	5.875		01/15/19	159,180
	110		Brazilian Government International Bond	7.125		01/20/37	136,950
	400		Brazilian Government International Bond	11.00		08/17/40	547,600
	225		Brazilian Government International Bond (Series A)	8.00		01/15/18	267,975
	230		Brazilian Government International Bond (Series B)	8.875		04/15/24	322,000

			Total Brazil				2,258,790

			Canada (1.9%)
			Diversified Minerals (0.6%)
	510		Teck Resources Ltd.	10.25		05/15/16	617,795

			Metal — Aluminum (0.5%)
	500		Novelis, Inc.	7.25		02/15/15	513,750

			Oil Company — Exploration & Production (0.3%)
	375		OPTI Canada, Inc. (b)	8.25		12/15/14	327,656

			Pipelines (0.5%)
	590		Kinder Morgan Finance Co., ULC	5.70		01/05/16	591,475

			Total Canada				2,050,676

			Cayman Islands (0.4%)
			Diversified Minerals (0.2%)
	185		Vale Overseas Ltd.	5.625		09/15/19	201,955
	30		Vale Overseas Ltd.	6.875		11/10/39	33,222

							235,177

			Oil Company — Integrated (0.2%)
	225		Petrobras International Finance Co.	5.75		01/20/20	240,339

			Total Cayman Islands				475,516

			Croatia (0.1%)
			Foreign Government Obligation
	100		Croatia Government International Bond (144A) (c)	6.625		07/14/20	107,478

			Denmark (0.0%)
			Finance — Mortgage Loan/Banker (0.0%)
	(e	)	Nordea Kredit Realkreditaktieselskab (Series ANN)	5.00		07/01/29	22

			Mortgage Banks (0.0%)
DKK	196		Realkredit Danmark A/S	6.00		10/01/29	37,067

			Total Denmark				37,089

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Dominican Republic (0.0%)
	Foreign Government Obligation
$33	Dominican Republic International Bond	9.04%		01/23/18	$37,380

	Ecuador (0.2%)
	Foreign Government Obligation
258	Ecuador Government International Bond	9.375		12/15/15	233,490

	France (0.6%)
	Commercial Banks (0.3%)
385	Credit Agricole SA (144A) (b)(c)	3.50		04/13/15	390,453

	Government Guaranteed Non-U.S. (0.2%)
192	Societe Financement de l’Economie Francaise (144A) (c)	3.375		05/05/14	203,353

	Multimedia (0.1%)
90	Vivendi SA (144A) (c)	6.625		04/04/18	101,457

	Total France				695,263

	Georgia (0.1%)
	Foreign Government Obligation
100	Georgia Government International Bond	7.50		04/15/13	103,950

	Ghana (0.4%)
	Foreign Government Obligation
359	Republic of Ghana (144A) (b)(c)	8.50		10/04/17	389,515

	Indonesia (1.5%)
	Foreign Government Obligations (1.3%)
115	Indonesia Government International Bond	7.75		01/17/38	148,062
412	Indonesia Government International Bond (144A) (c)	7.75		01/17/38	530,450
425	Indonesia Government International Bond (144A) (c)	11.625		03/04/19	641,750

					1,320,262

	Paper & Related Products (0.2%)
1,648	Tjiwi Kimia Finance BV (f)	0.00		04/29/27	37,072
9	Tjiwi Kimia Finance BV (f)	3.05	(a)	04/29/15	2,008
667	Tjiwi Kimia Finance BV (f)	3.094	(a)	04/29/18	133,405
277	Tjiwi Kimia International	3.05	(a)	04/29/15	65,016

					237,501

	Total Indonesia				1,557,763

	Ireland (0.2%)
	Electric — Integrated
225	Iberdrola Finance Ireland Ltd. (144A) (c)	5.00		09/11/19	226,922

	Ivory Coast (0.1%)
	Foreign Government Obligation
136	Ivory Coast Government International Bond	2.50	(a)	12/31/32	78,880

	Lithuania (0.1%)
	Foreign Government Obligation
100	Republic of Lithuania (144A) (c)	6.75		01/15/15	108,401

	Luxembourg (2.8%)
	Commercial Banks (0.4%)
214	RSHB Capital SA for OJSC Russian Agricultural Bank (144A) (c)	6.299		05/15/17	219,885
220	RSHB Capital SA for OJSC Russian Agricultural Bank (144A) (c)	7.175		05/16/13	235,686

					455,571

	Electric — Integrated (0.4%)
375	Enel Finance International SA (144A) (c)	5.125		10/07/19	392,090

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON	MATURITY
THOUSANDS			RATE	DATE	VALUE

		Foreign Government Obligation (0.5%)
	$540	European Investment Bank	3.25%	10/14/11	$556,157

		Satellite Telecommunication (0.3%)
	360	Intelsat Jackson Holdings Ltd.	9.50	06/15/16	386,100

		Steel — Producers (0.2%)
	165	ArcelorMittal	9.85	06/01/19	213,525

		Telecommunication Services (1.0%)
	250	Wind Acquisition Finance SA (144A) (c)	11.75	07/15/17	266,875
	740	Wind Acquisition Finance SA (144A) (c)	12.00	12/01/15	786,250

					1,053,125

		Total Luxembourg			3,056,568

		Mexico (1.3%)
		Building Product — Light Fixtures (0.1%)
	70	Cemex Espana Luxembourg	9.25	05/12/20	63,175

		Foreign Government Obligations (1.1%)
MXN	4,469	Mexican Bonos (Series M 20)	8.50	05/31/29	404,072
	$430	Mexico Government International Bond (Series A)	6.75	09/27/34	513,850
	130	United Mexican States	6.05	01/11/40	141,830
	86	United Mexican States (Series E)	5.95	03/19/19	97,524

					1,157,276

		Oil Company — Integrated (0.1%)
	123	Petroleos Mexicanos	8.00	05/03/19	149,445

		Total Mexico			1,369,896

		Netherlands (1.8%)
		Electric — Distribution (0.2%)
	170	Majapahit Holding BV	7.75	01/20/20	197,625

		Electric — Generation (0.5%)
	475	Intergen N.V. (144A) (c)	9.00	06/30/17	497,562

		Multi-line Insurance (0.2%)
	225	Aegon N.V.	4.625	12/01/15	233,998

		Oil Companies — Exploration & Production (0.8%)
	100	KazMunaiGaz Finance Sub BV (144A) (c)	7.00	05/05/20	108,250
	650	KazMunaiGaz Finance Sub BV (144A) (c)	9.125	07/02/18	790,270

					898,520

		Special Purpose Entity (0.1%)
	120	Intergas Finance BV	6.375	05/14/17	124,200

		Total Netherlands			1,951,905

		New Zealand (0.3%)
		Commercial Banks-Non-U.S.
	330	Westpac Securities NZ Ltd. (144A) (b)(c)	2.50	05/25/12	337,858

		Peru (1.5%)
		Foreign Government Obligations
	470	Peruvian Government International Bond	7.125	03/30/19	577,160
	400	Peruvian Government International Bond	7.35	07/21/25	502,000
	333	Peruvian Government International Bond	8.75	11/21/33	476,190

		Total Peru			1,555,350

		Philippines (0.6%)
		Foreign Government Obligations
	300	Philippine Government International Bond	8.375	06/17/19	388,500
	175	Philippine Government International Bond	8.875	03/17/15	219,625

		Total Philippines			608,125

		Russia (2.3%)
		Foreign Government Obligations
	700	Russian Foreign Bond — Eurobond	5.00	04/29/20	708,750
	1,466	Russian Foreign Bond — Eurobond	7.50	03/31/30	1,711,236

		Total Russia			2,419,986

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON	MATURITY
THOUSANDS			RATE	DATE	VALUE

		South Korea (0.1%)
		Foreign Government Obligation
	$100	Export-Import Bank of Korea (b)	4.125%	09/09/15	$104,283

		Switzerland (0.4%)
		Diversified Financial Services (0.3%)
	305	UBS AG (Series DPNT)	3.875	01/15/15	313,472

		Energy Equipment & Services (0.1%)
	95	Weatherford International Ltd.	9.625	03/01/19	120,490

		Total Switzerland			433,962

		Turkey (1.7%)
		Foreign Government Obligations
TRY	253	Turkey Government Bond	10.50	01/15/20	185,318
	242	Turkey Government Bond	16.00	03/07/12	178,867
	$14	Turkey Government International Bond	6.75	04/03/18	15,995
	140	Turkey Government International Bond	6.75	05/30/40	148,925
	687	Turkey Government International Bond	6.875	03/17/36	747,113
	50	Turkey Government International Bond	7.50	07/14/17	59,250
	230	Turkey Government International Bond	7.50	11/07/19	274,275
	180	Turkey Government International Bond	8.00	02/14/34	220,950

		Total Turkey			1,830,693

		Ukraine (0.6%)
		Foreign Government Obligations
	240	Ukraine Government International Bond	6.58	11/21/16	242,724
	300	Ukraine Government International Bond	6.75	11/14/17	301,905
	140	Ukraine Government International Bond (144A) (c)	7.65	06/11/13	147,350

		Total Ukraine			691,979

		United Kingdom (2.0%)
		Advertising Services (0.2%)
	165	WPP Finance	8.00	09/15/14	195,909

		Commercial Banks (1.2%)
	245	Barclays Bank PLC	6.75	05/22/19	283,601
	195	HBOS PLC (144A) (c)	6.75	05/21/18	187,763
	395	Royal Bank of Scotland PLC (The)	4.875	03/16/15	408,714
	160	Standard Chartered Bank (144A) (c)	6.40	09/26/17	178,573
	200	Standard Chartered PLC (144A) (c)	3.85	04/27/15	206,350

					1,265,001

		Diversified Minerals (0.3%)
	260	Anglo American Capital PLC (144A) (c)	9.375	04/08/19	344,632

		Telephone — Integrated (0.3%)
	290	Virgin Media Finance PLC	9.125	08/15/16	313,200

		Total United Kingdom			2,118,742

		Uruguay (0.1%)
		Foreign Government Obligation
	107	Uruguay Government International Bond (b)	8.00	11/18/22	134,820

		Venezuela (1.5%)
		Foreign Government Obligations
	199	Republic of Venezuela	5.75	02/26/16	137,310
	328	Republic of Venezuela	7.00	03/31/38	187,780
	100	Venezuela Government International Bond	6.00	12/09/20	60,250
	200	Venezuela Government International Bond	7.65	04/21/25	122,500
	214	Venezuela Government International Bond	9.00	05/07/23	148,195
	458	Venezuela Government International Bond	9.25	09/15/27	336,172
	220	Venezuela Government International Bond	9.25	05/07/28	150,150
	500	Venezuela Government International Bond (b)	10.75	09/19/13	460,500

		Total Venezuela			1,602,857

		Total Foreign Government & Corporate Bonds (Cost $26,546,176)			27,542,804

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Domestic Corporate Bonds (53.2%)
	Advanced Materials/Products (0.2%)
$215	Hexcel Corp. (b)	6.75%	02/01/15	$213,925

	Aerospace/Defense — Equipment (0.3%)
270	TransDigm, Inc.	7.75	07/15/14	279,450

	Agricultural Operations (0.2%)
140	Bunge Ltd. Finance Corp.	8.50	06/15/19	169,495

	Apparel Manufacturers (0.1%)
125	Levi Strauss & Co. (144A) (b)(c)	7.625	05/15/20	128,125

	Auto Parts: Original Equipment Manufacturer (0.5%)
300	Tenneco, Inc. (b)	8.125	11/15/15	312,750
260	TRW Automotive, Inc. (144A) (c)	8.875	12/01/17	278,200

				590,950

	Beverages — Wine/Spirits (0.5%)
570	Constellation Brands, Inc.	7.25	05/15/17	595,650

	Cable/Satellite TV (2.8%)
575	Charter Communications Operating LLC/Charter Communications Operating Capital (144A) (c)	10.875	09/15/14	646,875
1,170	CSC Holdings LLC (144A) (c)	8.625	02/15/19	1,284,075
160	DIRECTV Holdings LLC / Financing Co., Inc.	7.625	05/15/16	177,810
545	DISH DBS Corp.	6.625	10/01/14	558,625
300	DISH DBS Corp.	7.00	10/01/13	313,500

				2,980,885

	Casino Gaming (1.8%)
495	Harrah’s Operating Co., Inc.	11.25	06/01/17	537,075
480	Las Vegas Sands Corp. (b)	6.375	02/15/15	480,000
390	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (b)	6.625	12/01/14	406,575
460	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (144A) (c)(g)	7.75	08/15/20	468,625

				1,892,275

	Casino Hotels (0.8%)
975	MGM Mirage (b)	6.75	04/01/13	897,000

	Cellular Telecommunications (0.8%)
850	Nextel Communications, Inc. (Series E)	6.875	10/31/13	850,000

	Chemicals — Diversified (0.3%)
295	Westlake Chemical Corp.	6.625	01/15/16	293,525

	Chemicals — Other (1.2%)
1,275	Innophos, Inc.	8.875	08/15/14	1,321,219

	Chemicals — Specialty (0.5%)
235	Ashland, Inc.	9.125	06/01/17	268,194
280	Nalco Co.	8.25	05/15/17	302,400

				570,594

	Coal (0.6%)
175	Foundation PA Coal Co. LLC	7.25	08/01/14	179,594
465	Massey Energy Co.	6.875	12/15/13	465,581

				645,175

	Commercial Banks (0.6%)
320	Discover Bank/Greenwood	7.00	04/15/20	341,278
280	Regions Financial Corp.	5.75	06/15/15	280,560

	Commercial Service-Finance (0.2%)
180	Interactive Data Corp. (144A) (c)	10.25	08/01/18	186,075

	Commercial Services (1.9%)
1,600	ServiceMaster Co. (The) (144A) (c)(d)	10.75	07/15/15	1,686,000
320	Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.	10.75	08/01/16	340,800

				2,026,800

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Computer Services (0.6%)
$495	SunGard Data Systems, Inc.	9.125%	08/15/13	$508,612
145	SunGard Data Systems, Inc. (b)	10.25	08/15/15	152,975

				661,587

	Containers — Metal & Glass (0.4%)
400	Owens-Brockway Glass Container Inc.	6.75	12/01/14	409,000

	Containers — Paper/Plastic (1.0%)
601	Graphic Packaging International, Inc. (b)	9.50	08/15/13	614,522
545	Solo Cup Co. (b)	8.50	02/15/14	495,950

				1,110,472

	Data Processing Services (0.6%)
315	Fidelity National Information Services, Inc. (144A) (c)	7.625	07/15/17	329,175
410	First Data Corp.	9.875	09/24/15	332,100

				661,275

	Decision Support Software (0.6%)
640	Vangent, Inc.	9.625	02/15/15	614,400

	Diversified Financial Services (1.3%)
350	Ally Financial Inc.	6.875	09/15/11	358,750
825	Citigroup, Inc. (h)	8.50	05/22/19	1,004,173

				1,362,923

	Diversified Operation/Commercial Service (0.8%)
555	ARAMARK Corp. (b)	8.50	02/01/15	576,506
305	Susser Holdings LLC/Susser Finance Corp. (144A) (c)	8.50	05/15/16	317,200

				893,706

	E-Commerce/Services (0.5%)
510	Expedia, Inc.	8.50	07/01/16	553,350

	Electric — Generation (1.1%)
415	AES Corp. (The) (b)	8.00	06/01/20	441,456
350	Edison Mission Energy	7.00	05/15/17	239,750
245	Homer City Funding LLC	8.137	10/01/19	232,750
278	Midwest Generation LLC (Series B)	8.56	01/02/16	273,509

				1,187,465

	Electric — Integrated (1.0%)
100	Ipalco Enterprises, Inc.	8.625	11/14/11	105,125
990	Mirant Americas Generation LLC (b)	8.50	10/01/21	945,450

				1,050,575

	Electronic Equipment, Instruments & Components (0.1%)
60	Corning, Inc.	7.25	08/15/36	67,622

	Electronic Measuring Instrument (0.1%)
65	Agilent Technologies, Inc.	5.50	09/14/15	71,918

	Electronics — Military (0.5%)
540	L-3 Communications Corp.	5.875	01/15/15	553,500

	Finance — Auto Loans (0.8%)
790	Ford Motor Credit Co. LLC	7.00	04/15/15	817,994

	Finance — Consumer Loans (0.2%)
225	SLM Corp. (MTN)	8.00	03/25/20	200,007

	Finance — Credit Card (0.9%)
800	American Express Co.	8.125	05/20/19	1,018,310

	Finance — Other Services (0.2%)
230	NASDAQ OMX Group, Inc. (The)	5.55	01/15/20	235,951

	Food — Baking (0.1%)
145	Grupo Bimbo SAB de CV (144A) (c)	4.875	06/30/20	147,630

	Food — Meat Products (1.2%)
330	JBS Finance II Ltd. (144A) (c)	8.25	01/29/18	334,125
415	JBS USA LLC/JBS USA Finance, Inc.	11.625	05/01/14	480,362

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$420	Smithfield Foods, Inc. (b)	7.00%		08/01/11	$429,450

					1,243,937

	Food — Retail (0.6%)
308	Delhaize America, Inc.	9.00		04/15/31	416,422
225	SUPERVALU, Inc. (b)	8.00		05/01/16	227,812

					644,234

	Funeral Service & Related Items (0.4%)
380	Service Corp. International/US	6.75		04/01/16	385,700

	Health Care Providers & Services (0.4%)
390	Healthsouth Corp. (b)	10.75		06/15/16	426,075

	Hotels & Motels (0.1%)
110	Hyatt Hotels Corp. (144A) (c)	6.875		08/15/19	118,740

	Independent Power Producer (0.9%)
595	NRG Energy, Inc. (b)	8.50		06/15/19	627,725
400	RRI Energy, Inc.	7.875		06/15/17	381,000

					1,008,725

	Insurance (0.3%)
225	MetLife, Inc. (b)	7.717		02/15/19	276,235

	Life/Health Insurance (0.1%)
100	Prudential Financial, Inc. (MTN)	6.625		12/01/37	107,558

	Media (0.1%)
50	Time Warner Cable, Inc.	6.75		06/15/39	57,138

	Medical — Biomedical/Genetics (0.1%)
150	Genzyme Corp. (144A) (c)	3.625		06/15/15	157,856

	Medical — Drugs (0.2%)
185	Axcan Intermediate Holdings, Inc.	12.75		03/01/16	189,162

	Medical — Hospitals (3.1%)
310	Capella Healthcare, Inc. (144A) (c)	9.25		07/01/17	324,725
230	CHS/Community Health Systems, Inc.	8.875		07/15/15	241,500
1,655	HCA, Inc.	7.69		06/15/25	1,547,425
200	HCA, Inc. (b)	9.875		02/15/17	222,500
445	Tenet Healthcare Corp. (b)	7.375		02/01/13	459,463
465	Tenet Healthcare Corp. (144A) (b)(c)	10.00		05/01/18	530,681

					3,326,294

	Medical — Nursing Homes (0.6%)
620	Sun Healthcare Group, Inc.	9.125		04/15/15	649,450

	Medical — Outpatient/Home Medical (0.7%)
400	Apria Healthcare Group, Inc. (144A) (c)	11.25		11/01/14	430,000
287	Select Medical Corp.	6.143	(a)	09/15/15	251,484
25	Select Medical Corp.	7.625		02/01/15	24,062

					705,546

	Medical Products (0.3%)
370	Fresenius Medical Care Capital Trust IV	7.875		06/15/11	382,950

	Multi-line Insurance (0.4%)
150	Allstate Corp. (The)	7.45		05/16/19	180,639
225	Hartford Financial Services Group, Inc.	5.50		03/30/20	223,952

					404,591

	Multimedia (1.7%)
180	NBC Universal, Inc. (144A) (c)	5.15		04/30/20	191,689
500	News America, Inc.	7.85		03/01/39	629,324
375	Viacom, Inc. (b)	5.625		09/15/19	418,954
480	Viacom, Inc.	6.875		04/30/36	553,308

					1,793,275

	Oil Companies — Exploration & Production (4.9%)
200	Anadarko Petroleum Corp. (b)	6.95		06/15/19	201,355
250	Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp.	10.75		02/01/18	280,000
480	Chesapeake Energy Corp.	9.50		02/15/15	541,200

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$595	Denbury Resources, Inc.	9.75%	03/01/16	$658,219
75	EQT Corp.	8.125	06/01/19	90,763
515	Hilcorp Energy I LP/Hilcorp Finance Co. (144A) (c)	7.75	11/01/15	527,875
180	Pemex Project Funding Master Trust (b)	6.625	06/15/35	190,352
123	Pemex Project Funding Master Trust	6.625	06/15/38	128,523
410	Pemex Project Funding Master Trust (b)	8.625	12/01/23	476,625
220	Plains Exploration & Production Co.	7.625	06/01/18	224,400
270	Plains Exploration & Production Co.	7.75	06/15/15	275,400
220	Plains Exploration & Production Co. (b)	10.00	03/01/16	243,100
600	Range Resources Corp. (g)	6.75	08/01/20	605,250
785	SandRidge Energy, Inc. (d)	8.625	04/01/15	794,813

				5,237,875

	Paper & Related Products (2.2%)
260	Boise Paper Holdings LLC / Boise Finance Co.	9.00	11/01/17	274,300
685	Georgia-Pacific LLC (144A) (b)(c)	8.25	05/01/16	746,650
205	Glatfelter	7.125	05/01/16	203,975
905	International Paper Co.	7.95	06/15/18	1,094,045

				2,318,970

	Pipelines (2.0%)
600	El Paso Corp.	7.00	06/15/17	630,907
725	Energy Transfer Partners LP	9.00	04/15/19	889,699
125	Sonat, Inc.	7.625	07/15/11	130,558
396	Williams Cos., Inc. (The)	7.875	09/01/21	481,246

				2,132,410

	Property Trust (0.2%)
225	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (c)	6.75	09/02/19	258,541

	REIT — Diversified (0.6%)
300	Digital Realty Trust LP (144A) (c)	4.50	07/15/15	302,487
205	Duke Realty LP	6.75	03/15/20	222,546
170	Vornado Realty LP	4.25	04/01/15	171,986

				697,019

	REIT — Health Care (0.2%)
170	Health Care, Inc.	6.125	04/15/20	180,105

	REIT — Office Property (0.1%)
110	BioMed Realty LP (144A) (c)	6.125	04/15/20	115,077

	Resorts/Theme Parks (0.0%)
3,904	Resort at Summerlin LP (Series B) (d)(i)(j)(k)(l)	13.00	12/15/07	0

	Retail — Automobile (0.1%)
105	AutoNation, Inc. (b)	6.75	04/15/18	106,313

	Retail — Discount (0.4%)
375	Dollar General Corp.	10.625	07/15/15	414,375

	Retail — Drug Store (0.5%)
680	Rite Aid Corp. (b)	8.625	03/01/15	571,200

	Retail — Mail Order (0.2%)
190	QVC, Inc. (144A) (c)	7.125	04/15/17	195,700

	Retail — Perfume & Cosmetics (0.5%)
515	Sally Holdings LLC/Sally Capital, Inc.	9.25	11/15/14	545,900

	Retail — Regional Department Store (0.4%)
410	Macy’s Retail Holdings, Inc.	5.90	12/01/16	422,300

	Satellite Telecommunication (0.9%)
290	Hughes Network Systems LLC/HNS Finance Corp.	9.50	04/15/14	303,050
620	Intelsat Corp.	9.25	06/15/16	664,950

				968,000

	Semiconductor Equipment (0.1%)
140	KLA-Tencor Corp.	6.90	05/01/18	156,917

	Special Purpose Entity (1.3%)
121	CA FM Lease Trust (144A) (c)	8.50	07/15/17	136,222
500	LBI Escrow Corp. (144A) (b)(c)	8.00	11/01/17	526,875

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$875	NSG Holdings LLC / NSG Holdings, Inc. (144A) (c)	7.75%		12/15/25	$791,875

					1,454,972

	Telecom Equipment Fiber Optics (0.0%)
35	Corning, Inc.	6.625		05/15/19	40,660

	Telecommunication Services (0.4%)
275	Qwest Corp.	8.375		05/01/16	314,187
140	SBA Telecommunications, Inc.	8.25		08/15/19	154,000

					468,187

	Telephone — Integrated (1.8%)
65	CenturyTel, Inc. (Series Q)	6.15		09/15/19	64,406
680	Frontier Communications Corp.	9.00		08/15/31	700,400
315	Sprint Capital Corp.	6.90		05/01/19	302,006
565	Windstream Corp.	7.875		11/01/17	577,713
300	Windstream Corp. (b)	8.125		08/01/13	321,000

					1,965,525

	Theaters (0.3%)
290	AMC Entertainment, Inc. (b)	8.75		06/01/19	305,950

	Tobacco (0.6%)
485	Altria Group, Inc.	9.25		08/06/19	625,028

	Transport — Services (0.2%)
75	Ryder System, Inc. (MTN)	5.85		11/01/16	81,638
90	Ryder System, Inc. (MTN)	7.20		09/01/15	104,882

					186,520

	Total Domestic Corporate Bonds (Cost $56,984,785)				57,125,676

	Asset-Backed Securities (1.4%)
300	Ally Master Owner Trust 2010-3 A (144A) (c)	2.88		04/15/15	307,751
125	Ally Master Owner Trust 2010-3 B	3.47		04/15/15	127,039
225	Chesapeake Funding LLC 2009-1 A (144A) (c)	2.341	(a)	12/15/20	226,257
450	Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (c)	2.041	(a)	02/15/17	461,338
400	Westlake Automobile Receivables Trust 2010-1A B (144A) (c)	5.00		05/15/15	401,376

	Total Asset-Backed Securities (Cost $1,501,881)				1,523,761

	U.S. Government Agencies & Obligations (8.0%)

	U.S. Government Agencies (2.3%)
	Federal Home Loan Mortgage Corp.
550	(b)	3.75		03/27/19	583,130
200	(b)	4.875		06/13/18	230,487
210	(b)	5.125		11/17/17	245,684
600	(b)	6.75		03/15/31	806,117
	Federal National Mortgage Assoc.
350	(b)	5.00		05/11/17	406,135
205	356 44 (IO)	6.00		01/01/20	26,523
250	356 45 (IO)	6.00	(a)	01/01/20	31,191
74	356 46 (IO)	6.50		12/01/19	9,984
62	356 48 (IO)	7.00		11/01/19	6,093
525	356 25 (IO)	7.00		12/01/34	103,089
298	356 28 (IO)	7.50	(a)	12/01/34	64,331
102	356 29 (IO)	8.00		06/01/35	24,315

					2,537,079

	U.S. Government Obligations (5.7%)
	U.S. Treasury Bonds
660	(b)	4.25		05/15/39	690,628
3,710	(b)	7.50		11/15/24	5,410,222

					6,100,850

	Total U.S. Government Agencies & Obligations (Cost $8,046,752)				8,637,929

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	U.S. Government Agencies — Mortgage-Backed Securities (1.4%)
	Federal Home Loan Mortgage Corp. (PC) Gold (0.0%)
$14		6.50%		02/01/29–10/01/32	$14,686

	Federal National Mortgage Assoc. (1.1%)
773		6.50		05/01/28–10/01/32	862,833
22		7.00		08/01/29–11/01/32	24,064
265		6.00		04/01/13–01/01/19	289,061

					1,175,958

	Government National Mortgage Assoc. (0.2%)
179		8.00		01/15/22–05/15/30	211,891

	Government National Mortgage Assoc. II (0.1%)
39		7.50		07/20/25	44,207

	Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $1,337,582)				1,446,742

	Municipal Bonds (1.1%)
135	Chicago Transit Authority (Series B)	6.20		12/01/40	132,543
50	City of Chicago O’Hare Int’l Airport (Series B)	6.395		01/01/40	52,710
115	City of New York (Series G-1)	5.968		03/01/36	118,722
155	Illinois State Toll Highway Authority 2009 (Series A)	6.184		01/01/34	158,948
175	Missouri Higher Education Loan Authority (Series 2010 A-1)	1.38	(a)	08/27/29	173,595
50	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J)	6.637		04/01/57	50,326
85	Municipal Electric Authority of Georgia Plant Vogtle	6.655		04/01/57	83,622
110	New York City Transitional Finance Authority	5.267		05/01/27	111,449
140	State of California — Various Purpose	5.95		04/01/16	153,271
110	State of California — Various Purpose	6.65		03/01/22	117,104

	Total Municipal Bonds (Cost $1,131,490)				1,152,290

	Collateralized Mortgage Obligations (3.7%)
249	American Home Mortgage Assets 2006-4 1A3	0.639	(a)	10/25/46	8,455
380	Countrywide Alternative Loan Trust 2006-8T1 1A3	6.00		04/25/36	293,240
700	Countrywide Home Loan Mortgage Pass-Through Trust 2007-13 A10	6.00		08/25/37	600,197
	First Horizon Alternative Mortgage Securities
340	2005-FA8 2A1	5.00		11/25/20	336,882
335	2006-FA5 A3	6.25		08/25/36	265,432
920	GMAC Mortgage Corp. Loan Trust 2010-1 A (144A) (c)	4.25		07/25/40	923,638
350	Lehman Mortgage Trust 2006-1 3A5	5.50		02/25/36	291,651
383	Mastr Adjustable Rate Mortgages Trust 2006-OA1 3A3	1.342	(a)	04/25/46	18,644
447	Residential Accredit Loans, Inc. 2006-QS4 A4	6.00		04/25/36	293,131
717	Structured Adjustable Rate Mortgage Loan Trust 2004-10 1A1	2.661	(a)	08/25/34	636,428
350	WaMu Mortgage Pass-Through Certificates 2005-AR10 1A3	4.65	(a)	09/25/35	287,644

	Total Collateralized Mortgage Obligations (Cost $4,229,768)				3,955,342

	Convertible Bonds (4.1%)
	Advertising Agencies (0.1%)
150	Omnicom Group, Inc. (o)	0.00		07/01/38	145,125

	Brewery (0.2%)
150	Molson Coors Brewing Co. (b)	2.50		07/30/13	165,937

	Building — Residential/Commercial (0.2%)
150	DR Horton, Inc. (Series DHI)	2.00		05/15/14	163,312

	Casino Gaming (0.1%)
100	International Game Technology (144A) (c)	3.25		05/01/14	110,750

	Coal (0.1%)
150	Massey Energy Co.	3.25		08/01/15	129,375

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Computers — Memory Devices (0.6%)
$150	EMC Corp.	1.75%	12/01/13	$202,875
150	NetApp, Inc.	1.75	06/01/13	211,875
200	SanDisk Corp.	1.00	05/15/13	183,500

				598,250

	Containers — Metal & Glass (0.1%)
150	Owens-Brockway Glass Container, Inc. (144A) (c)	3.00	06/01/15	143,438

	Electronic Parts Distribution (0.1%)
150	Tech Data Corp.	2.75	12/15/26	153,188

	Food — Meat Products (0.2%)
150	Tyson Foods, Inc.	3.25	10/15/13	183,937

	Gold Mining (0.2%)
100	Goldcorp, Inc.	2.00	08/01/14	114,125
100	Newmont Mining Corp.	1.25	07/15/14	133,750

				247,875

	Internet Security (0.2%)
200	Symantec Corp.	1.00	06/15/13	204,250

	Medical — Biomedical/Genetics (0.3%)
150	Amgen, Inc.	0.375	02/01/13	151,125
150	Life Technologies Corp. (b)	1.50	02/15/24	162,375

				313,500

	Medical — Drugs (0.3%)
150	Allergan Inc (b)	1.50	04/01/26	168,937
150	Cephalon, Inc. (b)	2.50	05/01/14	161,063

				330,000

	Medical — Generic Drugs (0.1%)
150	Mylan, Inc. (b)	1.25	03/15/12	152,250

	Oil Company — Exploration & Production (0.1%)
150	Chesapeake Energy Corp. (b)	2.75	11/15/35	136,125

	Oil Field Machine & Equipment (0.2%)
150	Cameron International Corp.	2.50	06/15/26	187,500

	REIT — Apartments (0.1%)
150	ERP Operating LP	3.85	08/15/26	154,125

	REIT — Diversified (0.2%)
150	Vornado Realty LP	3.875	04/15/25	169,687

	REIT — Health Care (0.2%)
150	Health Care REIT, Inc.	4.75	07/15/27	163,125

	Retail — Consumer Electron (0.2%)
200	RadioShack Corp. (144A) (c)	2.50	08/01/13	224,750

	Semicon Compo-Intg Circu (0.1%)
150	Linear Technology Corp. (Series A) (b)	3.00	05/01/27	152,625

	Wireless Equipment (0.2%)
150	SBA Communications Corp.	1.875	05/01/13	157,688

	Total Convertible Bonds (Cost $4,301,370)			4,386,812

NUMBER OF
SHARES
	Preferred Stock (0.2%)
	Diversified Financial Services
267	Ally Financial, Inc. $70.00 (144A) (c) (Cost $111,973)			219,265

	Common Stocks (0.0%)
	Communications Equipment (0.0%)
6,574	Orbcomm, Inc. (m)			12,293

	Diversified Telecommunication Services (0.0%)
665	XO Holdings, Inc. (m)(n)			439

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

NUMBER OF
SHARES				VALUE
	Multi-Utilities (0.0%)
102	PNM Resources, Inc. (l)			$1,207

	Wireless Telecommunication Services (0.0%)
720	USA Mobility, Inc. (b)(n)			10,678

	Total Common Stocks (Cost $4,564)			24,617

	Convertible Preferred Stock (0.2%)
	Diversified Financial Services — FDIC Guaranteed
200	Bank of America Corp. (Series L) 7.25% (Cost $179,988)			184,000

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Short-Term Investments (21.9%)
	U.S. Government Obligations (2.2%)
$2,375	U.S. Treasury Bills (Cost $2,373,905)(p)(q)	0.03-0.99	10/28/10	2,373,888

	Securities Held as Collateral on Loaned Securities (19.0%)
	Repurchase Agreements (4.4%)
2,118	Bank of America Securities, LLC (0.22%, dated 07/30/10, due 08/02/10; proceeds $2,117,893; fully collateralized by U.S. Government Agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp.; 4.5% due 03/01/36; Federal National Mortgage Association; 5.0% due 07/01/40; valued at $2,160,212)			2,117,854
2,649
Barclays Capital, Inc. (0.46% dated 07/30/10, due 08/02/10; proceeds $2,649,075; fully collateralized by common stocks at the date of this Portfolio on Investments as follows:1st Source Corp., 3M Co., Abbott Laboratories, Abington Bancorp, Inc., ACI Worldwide, Inc., ACME Packet, Inc., Acuity Brands, Inc., Advanced Micro Devices, Inc., Advent Software, Inc., Aecom Technology Corp., Aegean Maritime Petroleum Network, Inc., AFC Corp., AFC Enterprises, Inc., AGCO Corp., Agilent Technologies, Inc., Agilysys, Inc.,Aircastle Ltd. , Alamo Group, Inc., Align Technology, Inc., Alleghany Corp., Alliant Energy Corp., Almost Family, Inc., Alnylam Pharmaceuticals, Inc., Altisource Portfolio Solutions SA, AMAG Pharmaceuticals, Inc., Ambassadors Group, Inc., AMERCO, American Axle & Manufacturing Holdings, Inc., American Campus Communities, Inc., American Dairy, Inc., American Dental Parnters, Inc., American Express Co., American Physicians Capital, Inc., American Physicians Service Group, Inc., American Science & Engineering, Inc., American Service Group, Inc., American Woodmark Corp., AmeriGroup Corp., AMN Healthcare Services, Inc., AMPCO-Pittsburgh Corp., Amphenol Corp., AMREP Corp., Apache Corp., Apogee Enterprises, Inc., Aqua America, Inc., Archer Daniels Midland Co., Ardea Biosciences, Inc., Arena Pharmaceuticals, Inc., Argo Group International Holdings Ltd., Arthrocare Corp., ArvinMeritor, Inc., Asbury Automotive Group, Inc., Ashland, Inc., Astoria Financial Corp., ATC Technology Corp., Atmos Energy Corp., Auto Zone, Inc., Avatar Holdings, Inc., Avnet, Inc., Baldwin & Lyons, Inc., Baltic Trading Ltd., BancFirst Corp., Bank of Nova Scotia, Barclays, BCE, Inc., Be Aerospace, Inc., Bel Fuse, Inc., BGC Partners, Inc., Big 5 Sporting Goods Corp., Biglari Holdings, Inc., Black Box Corp., Blackboard, Inc., Blount International, Inc., Blue Nile, Inc., Boardwalk Pipeline Partners LP, Bob Evans Farms, Inc., Bolt Technology Corp., Boston Beer, Inc., Boston Private Financial Holdings, Inc., BP Prudhoe Bay Royalty Trust, Brigham Exploration Co., Brinks

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN	COUPON	MATURITY
THOUSANDS	RATE	DATE	VALUE
Co., Brown Show, Inc., Bruker Corp., Brunswick Corp., Buckeye Technologies, Inc., Buckle, Inc., Bucyrus International, Inc., Buffalo Wild Wings, Inc., Cabot Microelectronics Corp., CACI International, Inc., Calamos Asset Management, Inc., California Pizza Kitchen, Inc., CAN Financial Corp., Canadian Natural Resources Ltd., Canadian Pacific Railway Ltd., Cantel Medical Corp., Care Investment Trust, Inc., Casey’s General Stores, Inc., Catalyst Health Solutions, Inc., CBOE Holdings, Inc., CBS Corp., Celanese Corp., Celestica, Inc., Centene Corp., Central European Media Enterprises Ltd., Central Garden & Pet Co., Cenveo, Inc., Ceragon Netwrorks Ltd., Cheniere Energy Partners LP, Chesapeake Energy Corp., Chesapeake Lodging Trust, Chesapeake Utilities Corp., China Agritech, Inc., China Biotics, Inc., China MediaExpress Holdings, Inc., China Security & Surveillance Technology, Inc., China Sky One Medical, Inc., Circor International, Inc., Clean Energy Fuels Corp., Clear Channel Outdoor Hioldings, Inc., CNA Surety Corp., Coeur D’Alene Mines Corp., Cogdell Spencer, Inc., Cogent Communications Group, Inc., Cognex Corp., COGO Group, Inc., Colony Financial, Inc., Columbia Sportswear Co., Commerce Bancshares, Inc., Compass Diversified Holdings, Complete Production Services, Inc., Conceptus, Inc., Conns, Inc., Consolidated Communications Holdings, Inc., Consolidated Graphics, Inc., Constant Contact, Inc., Constellation Energy Group, Inc., CoreLogic, Inc., Corporate Office Properties Trust, Corus Entertainment, Inc., Courier Corp., CPI Corp., Cross Timbers Realty Trust, Crown Castle International Corp., CSS Industries, Inc., CTC Media, Inc., CTS Corp., Cullen Frost Bankers, Inc., Cymer, Inc., Cypress Sharpridge Investments, Inc., Deer Consumer Products, Inc., Deere & Co., Delta Air Lines, Inc., Deutsche Bank AG, Diamond Management & Technology Consultants, Inc., Digi International, Inc., Dish Network Corp., Dolby Laboratories, Inc., Dominion Resources Black Warrior Trust, Domtar Corp., Donegal Group, Inc., Donnelley R R & Sons Co., Dorman Products, Inc., Dragonwave, Inc., Dreamworks Animation SKG, Inc., Drew Industries, Inc., Drew Industries, Inc., Ducommun, Inc., Duff & Phelps Corp., Duncan Energy Partners LP, Duoyuan Printing, Inc., Dycom Industries, Inc., Dynamex, Inc., Dynamics Materials Corp., Dynamics Research Corp., Dynavox, Inc., Dynex Capital, Inc., Eagle Materials, Inc., Eastern American Natural Gas Trust, Eastgroup Properties, Inc., Ebix, Inc., Echostar Corp., El Paso Corp., El Paso Pipeline Partners, LP., Elbit Systems Ltd., Electro Rent Corp., Electronics For Imaging, Inc., Elizabeth Arden, Inc., Emergent Biosolutions, Inc., EMS Technologies, Inc., Encore Capital Group, Inc., Encore Wire Corp., Endo Pharmaceuticals Holdings, Inc., Endurance Specialty Holdings Ltd., Energy Partners Ltd., EnergySolutions, Inc., Enernoc, Inc., Ennis, Inc., EnPro Industries, Inc., Entercom Communications Corp., Entertainment Properties Trust, Epicor Software Corp., EPIQ Systems, Inc., EQT Corp., Equifax, Inc., Erie Indemnity Co., ESSA Bancorp, Inc., Estee Lauder Companies, Inc., E-Trade Financial Corp., Everest Re Group Ltd., Exar Corp., Excel Maritime Carriers Ltd., Excel Trust, Inc., Exeter Resources Corp., EZCORP, Inc., F5 Networks, Inc., Faro Technologies, Inc., FBL Financial Group, Inc., First American Financial Corp., First Citizens Bancshares, Inc., First Community Bancshares, Inc., First Financial Corp. /Indianna, First Horizon National Corp., First Mercury Financial Corp., FirstService Corp., Forest Labs, Inc., Forward Air Corp., FreightCar America, Inc., Fresh Del Monte Produce, Inc., FTI Consulting, Inc., Fuel Systems Solutions, Inc., Furniture Brands International, Inc., Fushi Copperweld, Inc., G&K Services, Inc., GAMCO Investors, Inc., Garmin Ltd., Generac Holdings, Inc., General Maritime Corp., Genesco, Inc., Genomic Health, Inc., Gentiva Health Services, Inc., Gildan Activewear, Inc., Given Imaging Ltd., Glimcher Realty Trust, Goldcorp, Inc., Gorman Rupp Co., Graco, Inc., Graham Corp., Great Plains Energy, Inc., Green Mountain Coffee Roasters, Inc., Green Plains Renewable Energy, Inc., Hallmark Financial Services, Inc., Hancock Holding Co., Hanes Brands, Inc., Harleysville Group, Inc., Harman International Industries, Inc., Harsco Corp., Haverty Furniture, Inc., Haynes International, Inc., Heartland Express, Inc., Heico Corp., Helen of Troy Corp. Ltd., Hewlett Packard Co., HickoryTech Corp., Hillenbrand, Inc., Hi-Tech Pharmacal Co., Hittite Microwave Corp., HMS Holdings Corp., Hologic, Inc., Horace Mann Educators Corp., Hudson Pacific Properties, Inc., Hughes Communications, Inc., Hugoton Royalty Trust, Huron Consulting Group, Inc., Idacorp, Inc., IDT Corp., Imation Corp., IMAX Corp., Immucor, Inc., Impax Laboratories, Inc., Imperial Oil Ltd., Incyte Corp., Inergy LP, Infinity Property & Casualty Corp., Infospace, Inc., Ingles Markets, Inc., Innospec, Inc., Insight Enterprises, Inc., Integrated Silicon Solutions, Inc., Inter Parfums, Inc., International Paper Co., International Speedway , Inc., International Tower HillMines Ltd., Invesco Mortgage Capital , Inc., Investors Bancorp, Inc., IPC The Hospitalist Co., Inc., Ironwood Pharmaceuticals, Inc., Isle of Capri Casinos, Inc., ITT Corp., IXYS Corp., J Crew Group, Inc., J&J Snack Foods Corp., JDA Software Group, Inc., Jinpan International Ltd., John Bean Technologies Corp., Jones Apparel Group, Inc., K -Sea Transportation Partners LP, Kapstone Paper & Packaging Corp., KAR Auction Services, Inc., Kearny Financial Corp.,

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN	COUPON	MATURITY
THOUSANDS	RATE	DATE	VALUE
Kensey nash Corp., Keynote Systems, Inc., KKR & Co. LP, Kohls Corp., Kraton Performance Polymers, Inc., L&L Energy, Inc., LA Barge, Inc., LA Z Boy, Inc., Lamar Advertising Co., Lattice Semiconductor Corp., Layne Christensen Co., Lender Processing Services, Inc., Lennar Corp., LHC Group, Inc., Liberty Acquistitions Holdings Corp., Life Time Fitness, Inc., Lincoln Educational Services Corp., Linn Energy, Inc., LMI Aerospace, Inc., Lululemon Athletica, Inc., M&T Bank Corp., Macquarie Infastructure Company LLC, Magellan Midstream Partners LP, Magna International , Inc., Mankind Corp., Marcus Corp., Markel Corp., MarketAxess Holdings, Inc., Martin Marietta Materials, Inc., Masimo Corp., Matrix Service Co., Matthews International Corp., Maxygen, Inc., Media General, Inc., Medical Action Industries, Inc., Medivation, Inc., Mercadolibre, Inc., Mercer International, Inc., Metals USA Holdings Corp., Metro Bancorp, Inc., Miller Industries, Inc./Tenn, Monarch Casino & Resort, Inc., Monmouth Real Estate Investment Corp., Monolithic Power Systems, Inc., Monotype Imaging Holdings, Inc., Morningstar, Inc., Morton’s Restaurant Group, Inc., MTS Systems Corp., Multi-Color Corp., MV Oil Trust, Myers Industries Corp., National Beverage Corp., National Interstate Corp., Navigant Consulting, Inc., Navios Maritime Holdings, Inc., Navios Maritime Partners LP, NBT Bancorp, Inc., NBTY, Inc., Net 1 UEPS Technologies, Inc., Netgear, Inc., Netlogic Microsystems, Inc. NetScout Systems, Inc., Netsuite, Inc., New York Times Co., Newpark Resources, Inc., Newstar Financial, Inc., Nexen, Inc., Nordstrom, Inc., North European Oil Royalty Trust, Northwest Bancshares, Inc., Northwest Pipe Co., Novagold Resources, Inc., NovaMed, Inc., Novatel Wireless, Inc., NV Energy, Inc., Ocean Power Technologies, Inc., OGE Energy Corp., Omega Flex, Inc., Omniamerican Bankcorp, Inc., Omnicell, Inc., Omnova Solutions, Inc., Oncogenex Pharmaceuticals, Inc., One Liberty Properties, Inc., OneBeacon Insurance Group Ltd., Oplink Communications, Inc., Oreint-Express Hotels Ltd., Orion Marine Group, Inc., Orthofix International N.V., Pain Therapeutics, Inc., Papa John’s International, Inc., Parexel International Corp., Park Electrochemical Corp., Patterson Companies, Inc., Patterson-UTI Energy, Inc., PC-TEL, Inc., Permian Basin Royalty Trust, PHI, Inc., PICO Holdings, Inc., Pinnacle West Capital Corp., Piper jaffray Companies, Inc., Plantronics , Inc., Plum Creek Timber Co. , Inc., Polyone Corp., Powell Industries, Inc., Precision Drilling Corp., Price T. Rowe Group, Inc., PrivateBancorp, Inc., Prmier Global Services, Inc., Puda Coal, Inc., Quest Communications International , Inc., Quinstreet, Inc., Radian Group, Inc., Radisys Corp., Railamerica, Inc., Ralcorp Holdings, Inc., Raven Industries, Inc., RC2 Corp., RCN Corp., Regal Beloit Corp., Regeneron Pharmaceuticals, Inc., Regions Financial Corp., Reliance Steele & Aluminum Co., Renaissance Learning, Inc., Res-Care, Inc., ResMed, Inc., Resource Capital Corp., Rewards Network, Inc., Rex American Resources Corp., RLI Corp., Roadrunner Transportation Systems, Inc., Rockwell Collins, Inc., Rogers Communications, Inc., Royal Bank of Canada, Rubicon Technology, Inc., Rural-Metro Corp., Rush Enterprises, Inc., Sabine Royalty Trust, Safe Bulkers, Inc., Safety Insurance Group, Inc., SAIC, Inc., San Juan Basin Royalty Trust, Savient Pharmaceuticals, Inc., Schein Henry, Inc., School Specialty, Inc., Schulman (A.), Inc., Scott’s Miracle Gro Co., Seaboard Corp., Seabridge Gold, Inc., Seacor Holdings, Inc., Seahawk Drilling, Inc., Seattle Genetics, Inc., Select Medical Holdings Corp., Seneca Foods Corp., Sequenom, Inc., SFN Group, Inc., Sherwin Williams Co., Shoretel, Inc., Silver Wheaton Corp., Six Flags Entertainment Corp., Smurfit-Stone Container Corp., Snap On, Inc., Solar Capital Ltd., Sonic Automotive, Inc., Sovran Self Storage, Inc., Sports Supply Group, Inc., SS&C Technologies Holdings, Inc., Stamps.com, Inc., Standard Motor Products, Inc., Starwood Property Trust, Inc., State Auto Financial Corp., Stein Mart, Inc., Steinway Musical Instruments, Inc., Sterling Bancorp, Student Loan Corp., Sturm Ruger & Co., Inc., Suburban Propane Partners LP, Sun Healthcare Group, Inc., Sunoco Logistics Partners LP, Superior Energy Services, Inc., SureWest Communications Susquehanna Bancshares, Inc., Susser Holdings Corp., SWS Group, Inc., Symetra Financial Corp., Symmetricom, Inc., Symmetry Mecical, Inc., Synchronoss Technologies, Inc., Synovis Life Technologies, Inc., Synutra International, Inc., Tanzian royalty Exploration Corp., Targa Resources Partners LP, TCF Financial Corp., Teleflex, Inc., Telus Corp., Teradyne, Inc., Terra Nova Royalty Corp., Tesla Motors, Inc., Texas Pacific Land Trust, Textron, Inc., TFS Financial Corp., Theravance , Inc., Tidewater, Inc., Tiffany & Co., Timberland Co., Time Warner, Inc., Toostie Roll Industries, Inc., TowneBank, TransCanada Corp., Transglobe Energy Corp., Tree.com, Inc., TriCo Bancshares, TrueBlue, Inc., Trustmark Corp., Tsakos Energy Navigation Ltd., Two Harbors Investment Corp., Tyler Technologies, Inc., UGI Corp., UIL Holdings Corp., Unica Corp. UniFirst Corp., Union First Market Bankshares Corp., United Casualty & Casualty Co., United Natural Foods, Inc., United Online, Inc., Unitran, Inc., Universal Display Corp., Universal Electronics, Inc., Universal Health Realty Income Trust, Universal Health Services, Inc., Universal Stainless & Alloy, Urstadt Biddle Properties, US Cellular Corp., US Global Investors, Inc., US Physical Therapy, Inc., USA Mibility, Inc.,

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS			VALUE
	Valeant Pharmaceuticals International, Valhi, Inc., Vanguard Natural Resources LLC, Varian Medical Systems, Inc., Vector Group Ltd., Vertex Pharmaceuticals, Inc., Viacom, Inc., Viad Corp., Viatsat, Inc., Vitamin Shoppe, Inc., Vitran Corp. , Inc., Vivus, Inc., VSE Corp., Watsco, Inc., Wesbanco, Inc., Westar Energy, Inc., Western Alliance Bancorp, Western Gas Partners LP, Westmoreland Coal Co., Weyerhaeuser Co., White Mountains Insurance Group Ltd., Wiliams Clayton Energy, Inc., Wilmington Trust Corp., Wilshire Bancorp, Inc., Winthrop Realty Trust, Woodward Governor Co., World Acceptance Corp., Wynn Resorts Ltd., Xcel Energy, Inc., XL Group PLC, Xyratex Ltd.,; valued at $2,781,000)		2,648,974

	Total Repurchase Agreements (cost $4,766,828)		4,766,828

NUMBER OF
SHARES (000)
	Investment Company (14.6%)
15,629	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $15,629,416)(r)		15,629,416

	Total Securities Held as Collateral on Loaned Securities (cost $20,396,244)		20,396,244

	Investment Company (0.7%)
798	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $798,203)(r)		798,203

	Total Short-Term Investments (Cost $23,568,352)		23,568,335

	Total Investments (Cost $127,944,681) (s)(t)	120.8%	129,767,573
	Liabilities in Excess of Other Assets	(20.8)	(22,320,627)

	Net Assets	100.0%	$107,446,946

AMT	Alternative Minimum Tax.

IO	Interest Only Security.

MTN	Medium Term Note.

PC	Participation Certificate.

REIT	Real Estate Investment Trust.

(a)	Floating rate security. Rate shown is the rate in effect at July 31, 2010.

(b)	The value of loaned securities and related collateral outstanding at July 31, 2010 were $19,793,199 and $20,396,244, respectively. The Fund received cash collateral which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Resale is restricted to qualified institutional investors.

(d)	Payment-in-kind security.

(e)	Par less than 1,000.

(f)	Illiquid security. Security in default.

(g)	Security purchased on a when-issued basis.

(h)	For the nine months ended July 31, 2010, there were no transactions in Citigroup, Inc., an affiliate of the Investment Adviser, Administrator and Distributor.

(i)	Non-income producing security; bond in default.

(j)	At July 31, 2010, the Fund held $136,222 of fair value securities, representing 0.13% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(k)	Issuer in bankruptcy.

(l)	Acquired through exchange offer.

(m)	Non-income producing security.

(n)	Illiquid security.

(o)	Capital appreciation bond.

(p)	A portion of this security has been physically segregated in connection with open futures and swap contracts.

(q)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(r)	The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ July 31, 2010 (unaudited) continued

(s)	Securities have been designated as collateral in connection with open futures contracts, open forward foreign currency contracts, and swap contracts.

(t)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ July 31, 2010 (unaudited) continued
Forward Foreign Currency Contracts Open at July 31, 2010:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)

State Street	TRY	13,283		$8,741	08/02/2010	$(71)
State Street	MXN	192,030		$15,044	08/02/2010	(128)
JPMorgan Chase		$179,217	RUB	5,450,000	08/26/2010	482
Credit Suisse		$1,400,908	GBP	950,000	09/15/2010	89,449
Credit Suisse		$1,844,063	EUR	1,500,000	09/15/2010	110,568
Goldman Sachs	DKK	25,000		$41,315	09/15/2010	(2,405)

			Net Unrealized Appreciation			$197,895

Currency Abbreviations:

BRL	Brazilian Real.

CAD	Canadian Dollar.

DKK	Danish Krone.

EUR	Euro.

GBP	British Pound.

MXN	Mexican New Peso.

RUB	Russian Ruble.

TRY	Turkish Lira.

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ July 31, 2010 (unaudited) continued
Futures Contracts Open at July 31, 2010:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

175	Long	U.S. Treasury Notes 5 Year, September 2010	$20,969,923	$612,963
3	Long	U.S. Ultra Bond, September 2010	405,750	3,650
3	Long	U.S. Treasury Notes 10 Year, September 2010	371,437	1,681
3	Short	U.S. Treasury Bonds 30 Year, September 2010	(386,156)	(14,725)
86	Short	U.S. Treasury Notes 2 Year, September 2010	(18,844,750)	(87,920)

Net Unrealized Appreciation				$515,649

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ July 31, 2010 (unaudited) continued
Interest Rate Swap Contracts Open at July 31, 2010:

	NOTIONAL					UNREALIZED
	AMOUNT	FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)	INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)

Bank of America, N.A.***	CAD 5,250	3 Month LIBOR	Pay	5.45%	05/05/25	$3,217
Bank of America, N.A.***	$5,040	3 Month LIBOR	Receive	4.915	05/07/25	(46,872)
Credit Suisse Group	11,405	3 Month LIBOR	Receive	2.625	03/11/15	(502,618)

			Net Unrealized Depreciation			$(546,273)

Zero Coupon Swap Contracts Open at July 31, 2010:

					UNREALIZED
	NOTIONAL	FLOATING	PAY/RECEIVE	TERMINATION	APPRECIATION
SWAP COUNTERPARTY	AMOUNT (000)	RATE INDEX	FLOATING RATE	DATE	(DEPRECIATION)

Barclays Bank PLC^	$5,085	3 Month LIBOR	Receive	11/15/19	$(714,152)
Barclays Bank PLC^^	5,085	3 Month LIBOR	Pay	11/15/19	178,937
Barclays Bank PLC^	3,825	3 Month LIBOR	Receive	11/15/21	(519,092)
JPMorgan Chase Bank N.A. New York^	2,905	3 Month LIBOR	Receive	05/15/21	(411,717)

		Net Unrealized Depreciation			$(1,466,024)

LIBOR	London Interbank Offered Rate.

^	Fund will make payments of $1,971,912, $1,713,065, and $1,272,186 respectively on termination date.

^^	Fund will receive $1,396,341 on termination date.

***	Forward interest rate swap contract. Periodic payments on a specified notional contract amount with future effective date, unless terminated earlier.

Morgan Stanley Flexible Income Trust

Notes to the Portfolio of Investments ▪ July 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JULY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Foreign Government Bonds	$16,303,616	—	$16,303,616	—
Foreign and Domestic Corporate Bonds	68,364,864	—	68,228,642	$136,222
Asset-Backed Securities	1,523,761	—	1,523,761	—
U.S. Government Agencies & Obligations	8,637,929	—	8,637,929	—
U.S. Government Agencies — Mortgage-Backed Securities	1,446,742	—	1,446,742	—
Municipal Bonds	1,152,290	—	1,152,290	—
Collateralized Mortgage Obligations	3,955,342	—	3,955,342	—
Preferred Stock	219,265	—	219,265	—
Common Stocks
Communications Equipment	12,293	$12,293	—	—
Diversified Telecommunication Services	439	—	439	—
Multi-Utilities	1,207	1,207	—	—
Wireless Telecommunication Services	10,678	10,678	—	—

Total Common Stocks	24,617	24,178	439	—

Convertible Bonds	4,386,812	—	4,386,812	—
Convertible Preferred Stock	184,000	—	184,000	—
Short-Term Investments
U.S. Government Obligations	2,373,888	—	2,373,888	—
Repurchase Agreements	4,766,828	—	4,766,828	—
Investment Company	16,427,619	16,427,619	—	—

	FAIR VALUE MEASUREMENTS AT JULY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Total Short-Term Investments	23,568,335	16,427,619	7,004,494	—

Forward Foreign Currency Contracts	200,499	—	200,499	—
Futures	618,294	618,294	—	—
Interest Rate Swaps	3,217	—	3,217	—
Zero Coupon Swap	178,937	—	178,937	—

Total	$130,768,520	$17,070,091	$113,698,429	$136,222

Liabilities:
Forward Foreign Currency Contracts	$(2,604)	—	$(2,604)	—
Futures	(102,645)	$(102,645)	—	—
Interest Rate Swaps	(549,490)	—	(549,490)	—
Zero Coupon Swaps	(1,644,961)	—	(1,644,961)	—

Total	$(2,299,700)	$(102,645)	$(2,197,055)	—

Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and ask price; (7) swaps are marked-to-market daily based upon quotations from market makers; (8) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (9) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (10) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (11) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Flexible Income Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 21, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 21, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2010